CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	3 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Operating Activities:
Net income	$ 12,519	$ 20,739
Adjustments to reconcile net income to net cash used in operating activities:
Depreciation and amortization	4,718	5,832
Changes in operating assets and liabilities	(43,353)	(64,948)
NET CASH USED IN OPERATING ACTIVITIES	(26,116)	(38,377)
Investing Activities:
Acquisition of businesses, net of cash acquired	(33,095)
Purchases of property, plant and equipment	(1,423)	(5,249)
Proceeds from sales or maturities of short-term investments		6,957
NET CASH PROVIDED BY (USED IN) INVESTING ACTIVITIES	(34,518)	1,708
Financing Activities:
Proceeds from short-term borrowings	25,000
Principal payments on long-term debt	(4,140)	(4,136)
Net change in restricted cash	229
NET CASH PROVIDED BY (USED IN) FINANCING ACTIVITIES	21,089	(4,136)
Effect of exchange rates on cash	1,394	798
NET DECREASE IN CASH AND CASH EQUIVALENTS	(38,151)	(40,007)
Cash and cash equivalents at the beginning of the period	212,267	329,148
CASH AND CASH EQUIVALENTS AT THE END OF THE PERIOD	174,116	289,141
Supplemental disclosure of non-cash operating and investing activities:
Liability incurred to acquire NEK	$ 20,130	$ 0